Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Basic and diluted earnings per share

Note	13 | Basic and diluted earnings per share

Basic

The basic earnings per share are calculated by dividing the profit attributable to the holders of the Company’s equity instruments by the weighted average number of common shares outstanding as of December 31, 2025, 2024 and 2023, excluding common shares purchased by the Company and held as treasury shares.

The basic earnings per share coincide with the diluted earnings per share, inasmuch as there exist neither preferred shares nor Corporate Notes convertible into common shares.

	12.31.25	12.31.24	12.31.23
Income for the year attributable to the owners of the Company	239,236	357,981	251,768
Weighted average number of common shares outstanding	875	875	875
Basic and diluted income per share – in pesos	273.41	409.12	287.73